UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1204, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Prasad Growth Fund

March 31, 2006

SHAREHOLDER LETTER

PRASAD SERIES TRUST/PRASAD GROWTH FUND

03/31/2006

Dear Shareholders,

I am pleased to write this annual letter as of 3/31/06 which is the end of the fiscal year for Prasad Growth Fund (the Fund). On 3/31/2005 the Fund ended with NAV of $4.94. On 3/31/06 it ended with NAV of $6.26, an increase in the NAV of $1.32, annualized total return of 26.72%. During the same period the annualized total return for Nasdaq Composite was 16.21%, which went up from 1,999.23 to 2,339.79 and for S&P 500 Index 11.12% which went up from 1,180.59 to 1,294.82.

On 3/31/05 the Fund had 41.82% invested in equities and 58.18% in cash and equivalents, as a defensive posture. At that time the stock market was performing poorly starting around the first week of March. Gasoline prices went up and consumer confidence index fell and jobless claims rose. At that time as a defensive posture only 58.18% was held in equities and the rest in cash and equivalents. As per the N1A of the Fund, as a defensive posture the fund can invest up to 100% in cash and equivalents.  On 3/31/05 the Fund was invested in 17 different leading industry groups.

The broad market bottomed around the last week of April 2005 and started going up. The Fund started investing more money in equities. During the first quarter the Fund beat both NASDAQ and S&P 500. The Fund NAV went up from $4.94 to $5.23; S&P 500 from 1,180.59 to 1,191.33 and NASDAQ composite went up from 1,999.23 to 2,056.96. The equities market did well until the first week of August 2005 and then starting going down until the end of October 2005. So during this quarter the Fund underperformed both NASDAQ and S&P 500. High growth stocks are usually more volatile than the general market during corrections and correct more. It was not necessary to get out of these excellent stocks because the market was still undervalued at that time.

From the end of October 2005 the market did well with the usual volatility. Between 9/30/2005 and 12/31/2005 the Fund’s NAV went down from $5.73 to $5.47 and during the same time S&P 500 went up from 1,228.81 to 1,248.29 and the NASDAQ composite went up from 2,151.68 to 2,205.32. The market continued going up during the last quarter between 12/31/05 and 3/31/06. During the last quarter the NAV of the Fund went up from $5.47 to $6.26; the S&P 500 from 1,248.29 to 1,294.82 and the NASDAQ composite from 2,205.32 to 2,339.79. During the last quarter the Fund performed better than the S&P 500 and the NASDAQ composite.

The Fund always tries to invest mostly in the leading industries, in stocks with high sales growth, high earnings growth, high growth/PE ratio, high profit margin, high return on equity, low long term debt, etc Kindly look at the website for the Fund at www.prasad.net. You will find valuable information which is updated daily. It has information of the daily NAV, S&P 500 and NASDAQ and the annualized total return. You may look up your account anytime. Propectus, Fund holdings, forms, contact information etc. are all available at the website.

I take this opportunity to thank you wholeheartedly for your continued support.

Sincerely,

/s/Raj Prasad

Prasad Growth Fund

This chart assumes an initial investment of $10,000 made on November 23, 1998. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost. All returns reflect reinvested dividends but do not reflect the impact of taxes.

Prasad Growth Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

PRASAD GROWTH FUND

		Schedule of Investments
	March 31, 2006
Shares/Principal Amount		Market Value	% of Net Assets

Aerospace and Defense (OEM)
1,300	AAR Corp. *	$ 37,024	3.24%

Banks (Foreign)
800	Banco Bradesco S.A., ADR	28,728
400	Uniao de Bancos Brasileiros S.A., ADR	29,564
		58,292	5.10%
Building (Cement, Etc.)
600	Eagle Materials, Inc.	38,256	3.35%

Business Service (Miscellaneous)
300	CBOT Holdings, Inc. *	35,820
500	Intercontinental Exchange *	34,525
		70,345	6.15%
Business Service (Security/Safety)
600	Armor Holdings, Inc. *	34,974	3.06%

Chemicals (Specialty)
600	Ceradyne, Inc. *	29,940
800	New Market Corp.	38,072
		68,012	5.95%
Computer (Memory Devices)
1,500	Intevac, Inc. *	43,170
1,000	Xyratex Ltd. *	31,500
		74,670	6.53%
Electronic (Parts Distribution)
500	WESCO International, Inc. *	34,005	2.97%

Healthcare (Medical/Dental/Supply)
1,000	Air Methods Corp. *	29,540	2.58%

Investment (Brokers)
500	NYSE Group, Inc. *	39,625	3.46%

Machinery (Construction/Mining)
600	Joy Global, Inc.	35,862
400	Terex Corp. *	31,696
		67,558	5.91%
Metal Products (Pipe & Tube)
750	Commercial Metals	40,118	3.51%

Metal Products (Procurement/Fabrication)
800	Aleris International, Inc. *	38,456	3.36%

* Non-income producing during the period.
(a) Variable rate security; the coupon rate shown represents the yield at the ending March 31, 2006.

PRASAD GROWTH FUND

			Schedule of Investments
	March 31, 2006 (Continued)
Shares/Principal Amount			Market Value	% of Net Assets

Paper
700	Aracruz Celulose S.A., ADR		$ 37,058	3.24%

Steel (Alloy)
700	Allegheny Technologies		42,826
800	Titanium Metals *		38,840
			81,666	7.14%
Steel (Basic)
500	Chaparral Steel *		32,460
200	Tennaris S.A. ADR		36,134
			68,594	6.00%
Telecomm (Cellular)
1,000	America Movil S.A. de CV, ADR		34,260
900	Tim Participacoes S.A., ADR		33,327
			67,587	5.91%
Transportation (Airlines)
1,100	GOL Linhas Aéreas Inteligentes S.A., ADR		29,480	2.58%

Transportation (Equipment Manufacturing)
500	Freight Car America		31,800
600	Trinity Industries, Inc.		32,634
			64,434	5.63%

TOTAL COMMON STOCKS (Cost $935,823)			979,694	85.67%

CALL OPTIONS Common Stock/Expiration/Exercise		Shares Subject
Underlying Security		to Call
Expiration Date/Exercise Price

Boston Scientific
January 2007 Call @ 40		1,000	50
TOTAL CALL OPTIONS			50	0.00%
	(Premiums Paid $2,387)

Mutual Funds
1,000	Morgan Stanley India Investment Fund, Inc.		50,000
1,300	iShares MSCI Brazil Index		51,935
TOTAL MUTUAL FUNDS			101,935	8.91%
	(Cost $99,834)

Short-Term Investments
260,139	First American Treasury Fund Class A 4.08% (a)		260,139	22.75%
	(Cost $260,139)

TOTAL INVESTMENTS
	(Cost $1,298,183)		1,341,818	117.33%

	Liabilities in excess of other assets		(198,193)	-17.33%

	TOTAL NET ASSETS		$ 1,143,625	100.00%

* Non-income producing during the period.
(a) Variable rate security; the coupon rate shown represents the yield at the ending March 31, 2006.

PRASAD GROWTH FUND

Statement of Assets and Liabilities
March 31, 2006

Assets:
Investment Securities at Market Value	$ 1,341,818
(Cost $1,298,183)
Receivables:
Dividends	426
Interest	701
Total Assets	1,342,945
Liabilities:
Payable for Securities Purchased	197,897
Payable to Advisor	1,423
Total Liabilities	199,320
Net Assets	$ 1,143,625

Net Assets Consist of:
Paid In Capital	$ 1,752,926
Accumulated Undistributed Realized Loss on Investments - Net	(652,936)
Unrealized Appreciation in Value of Investments	43,635
Net Assets, for 182,672, Shares Outstanding (Shares Authorized: Unlimited)	$ 1,143,625

Net Asset Value and Redemption Price
Per Share ($1,143,625/182,672 shares)	$ 6.26

The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

Statement of Operations
For the year ended March 31, 2006

Investment Income:
Dividends (Net of foreign tax withheld of $366)	$ 8,964
Interest	3,307
Total Investment Income	12,271
Expenses:
Investment Advisor Fees (Note 2)	15,144

Net Investment Loss	(2,873)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	218,641
Realized Loss on Options	(9,489)
Net Change in Unrealized Appreciation of Investments	42,723
Net Realized and Unrealized Gain (Loss) on Investments	251,875

Net Increase in Net Assets Resulting from Operations	$ 249,002

The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

Statements of Changes in Net Assets

	For the Years Ended
	3/31/2006	3/31/2005
Increase in Net Assets From Operations:
Net Investment Loss	$ (2,873)	$ (3,322)
Net Realized Gain (Loss) on Investments	218,641	(8,686)
Net Realized Loss on Options	(9,489)	(3,832)
Net Change in Unrealized Appreciation on Investments	42,723	(16,637)
Net Increase (Decrease) in Net Assets Resulting from Operations	249,002	(32,477)

Capital Share Transactions (Note 5)	(37,291)	(9,498)

Total Increase (Decrease)	211,711	(41,975)

Net Assets at Beginning of Period	931,914	973,889
Net Assets at End of Period	$ 1,143,625	$ 931,914

The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

Financial Highlights
Selected data for a share of capital stock outstanding throughout the period:

	For the years ended
	3/31/2006	3/31/2005	3/31/2004	3/31/2003	3/31/2002

Net Asset Value - Beginning of Period	$ 4.94	$ 5.15	$ 3.32	$4.36	$ 3.62

Income from Investment Operations:
Net Investment Loss (a)	(0.02)	(0.02)	(0.02)	(0.03)	(0.04)
Net Gains or Losses on investment transactions
(realized and unrealized)	1.34	(0.19)	1.85	(1.01)	0.78
Total from Investment Operations	1.32	(0.21)	1.83	(1.04)	0.74

Less Distributions	-	-	-	-	-

Net Asset Value - End of Period	$ 6.26	$ 4.94	$ 5.15	$3.32	$ 4.36

Total Return (b)	26.72%	-4.08%	55.12%	-24.31%	20.44%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 1,144	$932	$ 974	$ 555	$823

Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	-0.28%	-0.31%	-0.46%	-0.74%	-0.87%

Portfolio Turnover Rate	731%	677%	911%	564%	524%

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b) Total returns shown assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (the “Fund”) is a non-diversified portfolio of Prasad Series Trust (the “Trust”) an open-end management investment company.  The Trust was organized as a business trust under the laws of the State of Delaware pursuant to an Agreement and Declaration of Trust dated July 31, 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, the Fund will invest at least 5% of its total assets in equity securities.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Significant accounting policies of the Fund are presented below:

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING:

The Fund follows industry practice and records security transactions on the trade date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing realized gains or losses on sales of investment securities.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

RECLASSIFICATIONS:
In accordance with SOP-93-2, the Prasad Growth Fund has recorded a reclassification in the capital account.  As of March 31, 2006, the Fund has recorded a permanent book/tax difference of $2,873 respectively, from net investment loss to paid-in-capital.  This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

FEDERAL INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc. (“the Advisor”).  The Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses.  From time to time, the Advisor, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $15,144 during the year ended March 31, 2006.  The Fund owed the Advisor $1,423 at March 31, 2006.  No reimbursement of expenses was made by the Advisor to the Fund for the year ended March 31, 2006.

The Advisor pays all expenses of the Fund except for brokerage fees, taxes, interest and extraordinary expenses. These expenses are significantly higher than the management fees paid by the Fund to the Advisor. For the year ended March 31, 2006 these expenses totaled $51,222. The Advisor received $15,144 in management fees thus the Advisor has borne expenses of the Fund totaling $36,078. The additional expenses borne by the Advisor cannot be recouped at a later date.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of the Advisor are also shareholders and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2006 purchases and sales of investment securities (excluding short-term securities) were $6,810,949 and $6,361,193. At March 31, 2006 the gross unrealized appreciation for all securities totaled $62,759 and the gross unrealized depreciation for all securities totaled $19,124 for a net unrealized appreciation of $43,635.

For federal income tax purposes, the cost of investments at March 31, 2006 was $1,308,760.

5.)

CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $1,752,926 as of March 31, 2006.  Transactions in capital for the year ended March 31, 2006 and 2005 were as follows:

	For the Year Ended March 31, 2006		For the Year Ended March 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	18,956	$103,970	76,500	$397,194
Shares issued in
reinvestment of dividends	-	-	-	-
Shares redeemed	(25,007)	(141,261)	(77,049)	(406,692)
Net decrease	(6,051)	$(37,291)	(549)	$(9,498)

6.)

CALL OPTIONS

As of March 31, 2006, the Fund had call options valued at $50.

Transactions in call options purchased during the year ended March 31, 2006 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2005	150	$29,070
Options purchased	485	92,927
Options expired	(260)	(39,218)
Options terminated in closing purchase transaction	(365)	(80,392)
Options outstanding at March 31, 2006	10	$ 2,387

7.)

TAX MATTERS

As of March 31, 2006, the Fund has federal income tax capital loss carryforwards of approximately $642,359 expiring as follows:

Years	Amount
2009	$28,058
2010	501,230
2011	100,553
2013	12,518
$642,359

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed realized loss on investments	($652,936)
Unrealized appreciation on investments	43,635
$609,301

The Fund did not pay a dividend distribution for the year ended March 31, 2006.

PRASAD GROWTH FUND

EXPENSE ILLUSTRATION

MARCH 31, 2006

As a shareholder of the Prasad Growth Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 through March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2005	March 31, 2006	October 1,2005 to March 31, 2006

Actual	$1,000.00	$1,092.50	$7.83
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.45	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRASAD GROWTH FUND

ADDITIONAL INFORMATION (UNAUDITED)

MARCH 31, 2006

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 60	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	0

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

PRASAD GROWTH FUND

ADDITIONAL INFORMATION (UNAUDITED)

MARCH 31, 2006 (CONTINUED)

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Samir Thakkar MBA, ChFC, CFP 575 Anton Boulevard, Suite 150 Costa Mesa, CA 92626 Age 48	Trustee	Since 2000	Managing Partner and Registered Principal 20/20 Financial Advisers, L.L.C.	1	0
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 Age 62	Trustee	Since 2003	Retired Engineer	1	0

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Fund’s website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

Past performance does not predict future performance.

Shareholders should be aware of the fact that when they redeem shares and make a profit, there would be tax liability.  Also shareholders should be aware of the fact that if the Fund distributes dividends or capital gains, it would be taxable to them based on the percentage of shares owned by them.

Change of Auditors - On March 17, 2006, the Fund’s Board of Trustees selected Sanville & Company (“Sanville”) to replace Meyler & Company, LLC (“Meyler”) as the Fund’s auditors for the fiscal year ending March 31, 2006, to be effective upon resignation of Meyler.

Neither the Fund’s nor anyone on its behalf consulted with Sanville on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event ( as described in paragraph (a)(1)(v) of said Item 304).

Prasad Series Trust Privacy Policy

In the course of doing business with Prasad Series Trust, you share personal and financial information with us.  We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone.  For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us.  On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.  We may share that information with companies that perform services for Prasad Series Trust.  When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within Prasad Series Trust, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

The Prasad Growth Fund,

   A Series of Prasad Series Trust

We have audited the accompanying statement of assets and liabilities of the Prasad Growth Fund, (the Fund), a series of Prasad Series Trust, including the schedule of investments, as of March 31, 2006 and the related statements of operations, the statements of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.  The statement of changes in net assets for the year ended March 31, 2005 and the financial highlights for each of the years in the four year period then ended were audited by other auditors whose reports expressed unqualified opinions on this information.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities and cash owned as of March 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prasad Growth Fund as of March 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
May 25, 2006

Board of Trustees

Rajendra Prasad

Samir Thakkar

Ratan Lalchandani

Investment Advisor

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank NA

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue, E

Cleveland, Ohio 44114

Independent Auditors

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Fund’s small size has made an audit committee unnecessary.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2006

$ 8,000

FY 2005

$ 6,500

(b)

Audit-Related Fees

Registrant

FY2006

$ 0

FY2005

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2006

$ 1,000

FY 2005

$ 1,500

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2006

$ 0

FY 2005

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The fund has is too small to warrant the formation of an audit committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

N/A  %

Tax Fees:

N/A  %

All Other Fees:

N/A  %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2006

$ 1,000

FY 2005

$ 1500

All the above fees are paid by the registered investment advisor for the fund.  The fund pays Mutual Funds Leader, Inc. (the RIA) 1.5% of the total assets in the fund and Mutual Funds Leader, Inc. pays all the expenses of the Prasad Growth Fund.

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date June 9, 2006

* Print the name and title of each signing officer under his or her signature.